PRUDENTIALS GIBRALTAR FUND
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is growth of capital to an extent compatible with a concern for preservation of principal. Current income, if any, is incidental.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not show charges that are imposed by the investment plan contracts or the variable annuity contracts. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your contract for additional information about contract charges.
Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PRUDENTIALS GIBRALTAR FUND
Management Fees	0.55%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.62%

Example.
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The following example does not include the effect of contract charges. Because contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the example. For more information about contract charges see your contract.

The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated. The example assumes a 5% return each year and that the Fund's operating expenses remain the same as shown in the chart above. The figures shown would be the same whether or not you sold your shares at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
PRUDENTIALS GIBRALTAR FUND	63	199	346	774

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
PRUDENTIALS GIBRALTAR FUND	63	199	346	774

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 31% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
The Fund invests primarily in common stock and other securities convertible into common stock. Those investments can include American Depository Receipts, which are dollar-denominated certificates representing a right to receive securities of a foreign issuer.

The Fund's portfolio managers seek to invest in medium to large companies that they believe possess sustainable, above-market growth in revenues, earnings, and cash flows and reasonable valuations, resulting in a fund that exhibits growth characteristics blended with valuations comparable to that of the market.
Principal Risks of Investing in the Fund.
The risks summarized below are the principal risks of investing in the Fund. All investments have risks to some degree and it is possible that you could lose money by investing in the Fund. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund makes every effort to achieve its objectives, the Fund cannot guarantee success.

Equity securities risk. The value of a particular stock or equity-related security held by the Fund could fluctuate, perhaps greatly, in response to a number of factors, such as changes in the issuer’s financial condition or the value of the equity markets or a sector of those markets.  Such events may result in losses to the Fund.

Investment Style risk. Securities of a particular investment style, such as growth or value, tend to perform differently (i.e., better or worse than other segments of, or the overall, stock market) depending on market and economic conditions.

Market and Management risk. Markets in which the Fund invests may experience volatility and go down in value, and possibly sharply and unpredictably. The investment techniques, risk analysis and investment strategies used by a subadviser in making investment decisions for the Fund may not produce the intended or desired results.

Expense risk. The actual cost of investing in the Fund may be higher than the expenses shown in the “Annual Fund Operating Expenses” table above for a variety of reasons, including, for example, if the Fund’s average net assets decrease.

Recent Event risk. Events in the financial markets have caused, and may continue to cause, increased volatility and a significant decline in the value and liquidity of many securities. As a result, identifying investment risks and opportunities may be especially difficult. There is no assurance that steps taken by governments, and their agencies and instrumentalities, to support financial markets will continue, and the impact of regulatory changes on the markets may not be known for some time.

Regulatory risk. The Fund is subject to a variety of laws and regulations which govern its operations. Similarly, the businesses and other issuers of the securities and other instruments in which the Fund invests are also subject to considerable regulation. A change in laws and regulations may materially impact the Fund, a security, business, sector or market.
Past Performance.
The information provided below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1, 5, and 10 years compare with those of a broad measure of market performance and a group of similar mutual funds. Past performance does not mean that the Fund will achieve similar results in the future. The Fund's returns are shown after deduction of Fund expenses. They do not include any charges under the investment contracts or variable annuity contracts. If those contract charges were included, the annual returns would be lower than those shown.
Annual Total Returns (Class I Shares)

Best Quarter:		Worst Quarter:
16.44%	1st Quarter of 2012	-21.77%	4th Quarter of 2008

Average Annual Total Returns % (For the periods ended December 31, 2014)
Average Annual Total Returns	One Year	Five Years	Ten Years
PRUDENTIALS GIBRALTAR FUND	8.43%	13.28%	8.34%
PRUDENTIALS GIBRALTAR FUND S&P 500 Index (reflects no deduction for fees, expenses or taxes)	13.66%	15.44%	7.67%